STOCKHOLDERS' DEFICIT (Details 1) - Warrants [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Contractual term to maturity		2 years
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Quoted market price on valuation date	$ 0.15	$ 0.231
Effective contractual strike price	$ 0.20	$ 0.0013
Market volatility	256.00%	373.00%
Contractual term to maturity	6 months
Risk-adjusted interest rate	3.75%	3.98%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Quoted market price on valuation date	$ 0.2500	$ 0.3100
Effective contractual strike price	$ 0.80	$ 0.80
Market volatility	401.00%	401.00%
Contractual term to maturity	5 years
Risk-adjusted interest rate	4.21%	4.87%